T. ROWE PRICE GROWTH STOCK ETF

September 30, 2020 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 15.6%
Entertainment 5.0%
Activision Blizzard	531	43
Netflix (1)	886	443
Sea, ADR (1)	1,955	301
Spotify Technology (1)	587	142
		929
Interactive Media & Services 10.6%
Alphabet, Class C (1)	260	382
Alphabet, Class A (1)	326	478
Facebook, Class A (1)	2,919	764
IAC/InterActive (1)	63	8
Match Group (1)	1,315	146
Snap, Class A (1)	8,171	213
		1,991
Total Communication Services		2,920
CONSUMER DISCRETIONARY 23.5%
Auto Components 0.6%
Aptiv	1,102	101
		101
Automobiles 1.9%
Ferrari NV	852	157
Tesla (1)	469	201
		358
Hotels Restaurants & Leisure 1.9%
Chipotle Mexican Grill (1)	117	145
DraftKings, Class A (1)	1,574	93
Wynn Resorts	1,556	112
		350
Internet & Direct Marketing Retail 15.5%
Alibaba Group Holding, ADR (1)	2,326	684
Amazon.com (1)	666	2,097
Booking Holdings (1)	68	116
		2,897
Specialty Retail 1.8%
CarMax (1)	137	13
Carvana (1)	647	144
Ross Stores	1,969	184
		341
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica (1)	467	154
NIKE, Class B	1,475	185
		339
Total Consumer Discretionary		4,386
FINANCIALS 2.4%
Capital Markets 1.9%
Cboe Global Markets	540	47
Goldman Sachs Group	84	17
MSCI	134	48
S&P Global	379	137
TD Ameritrade Holding	69	3
Tradeweb Markets, Class A	715	41
XP, Class A (1)	1,526	64
		357
Insurance 0.5%
Chubb	844	98
		98
Total Financials		455
HEALTH CARE 10.2%
Biotechnology 1.7%
AbbVie	177	16
Argenx SE, ADR (1)	126	33
Incyte (1)	904	81
Vertex Pharmaceuticals (1)	690	188
		318
Health Care Equipment & Supplies 3.1%
Alcon	576	33
Align Technology (1)	90	29
Intuitive Surgical (1)	398	282
Stryker	1,117	233
		577
Health Care Providers & Services 5.4%
Anthem	542	146
Centene (1)	1,875	109
Cigna	1,095	186
HCA Healthcare	908	113
Humana	209	86
UnitedHealth Group	1,160	362
		1,002
Total Health Care		1,897
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 7.7%
Aerospace & Defense 0.6%
Teledyne Technologies (1)	340	106
		106
Air Freight & Logistics 1.0%
FedEx	721	181
		181
Commercial Services & Supplies 0.8%
Cintas	437	145
		145
Industrial Conglomerates 1.1%
General Electric	1,886	12
Roper Technologies	486	192
		204
Machinery 2.0%
Cummins	499	105
Fortive	1,742	133
Parker-Hannifin	501	101
Westinghouse Air Brake Technologies	690	43
		382
Professional Services 1.1%
Equifax	355	56
TransUnion	1,856	156
		212
Road & Rail 1.1%
JB Hunt Transport Services	200	25
Norfolk Southern	299	64
Union Pacific	576	114
		203
Total Industrials & Business Services		1,433
INFORMATION TECHNOLOGY 38.7%
IT Services 11.8%
Fidelity National Information Services	2,218	327
Fiserv (1)	2,274	234
Global Payments	954	169
Mastercard, Class A	1,544	522
PayPal Holdings (1)	1,610	317
Snowflake, Class A (1)	63	16
StoneCo, Class A (1)	912	48
Visa, Class A	2,686	537
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Wix.com (1)	129	33
		2,203
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices (1)	3,288	269
ASML Holding NV	571	211
Marvell Technology Group	3,019	120
NVIDIA	466	252
Taiwan Semiconductors Manufacturing, ADR	1,242	101
		953
Software 17.6%
Adobe	284	139
Avalara (1)	583	74
Crowdstrike Holdings, Class A (1)	505	69
Datadog, Class A (1)	1,132	116
Intuit	852	278
Microsoft	6,619	1,392
Palantir Technologies, Class A (1)	2,228	21
Paycom Software (1)	365	114
salesforce.com (1)	1,937	487
ServiceNow (1)	475	231
Slack Technologies, Class A (1)	3,209	86
Splunk (1)	1,017	191
Workday, Class A (1)	408	88
		3,286
Technology Hardware, Storage & Peripherals 4.2%
Apple	6,768	784
		784
Total Information Technology		7,226
MATERIALS 0.4%
Chemicals 0.4%
Linde (1)	280	67
Total Materials		67
UTILITIES 0.0%
Multi-Utilities 0.0%
Sempra Energy	46	5
Total Utilities		5
Total Miscellaneous Common Stocks 0.8% (2)		159
Total Common Stocks (Cost $17,912)		18,548
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
State Street Institutional US Government Money Market Fund, 0.03% (3)	142,299	142
Total Short-Term Investments (Cost $142)		142
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)

Total Investments in Securities 100.1% of Net Assets (Cost $18,054)		$18,690
Other Assets Less Liabilities (0.1%)		(15)
Net Assets 100.0%		$18,675

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund's investment related disclosures, please refer to the fund's prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GROWTH STOCK ETF

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.
Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.
Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.
Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1 based on the inputs used to determine their fair values.
202002-1048044
F93-050    2/20